UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   January 13, 2023 to February 10, 2023

Commission File Number of issuing entity:  333-207132-10

Central Index Key Number of issuing entity:  0001693368

CD 2017-CD3 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-207132

Central Index Key Number of depositor:  0001258361

Citigroup Commercial Mortgage Securities Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541001

Citigroup Global Markets Realty Corp.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Richard Simpson (212) 816-5343
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4021846
38-4021847
38-7170532
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-AB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On February 10, 2023 a distribution was made to holders of the certificates issued by CD 2017-CD3 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the CD 2017-CD3 Mortgage Trust in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on February 10, 2023

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
5	10.38%	0	N/A

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the "Depositor") and held by CD 2017-CD3 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from January 13, 2023 to February 10, 2023.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 ("Rule 15Ga-1") on February 10, 2023. The CIK number of the Depositor is 0001258361.

Citigroup Global Markets Realty Corp. ("CGMRC"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 10, 2023. The CIK number of CGMRC is 0001541001.

German American Capital Corporation ("GACC"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 14, 2023. The CIK number of GACC is 0001541294.

Item 1A. Asset-Level Information.

Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on February 23, 2023 under Commission File No. 333-207132-10 and incorporated by reference herein).

Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on February 23, 2023 under Commission File No. 333-207132-10 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

No information to report for the monthly distribution period covered by this distribution report on Form 10-D.

Item 7. Change in Sponsor Interest in Securities.

None

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for CD 2017-CD3 Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	01/12/2023	$1,405,463.70
Current Distribution Date	02/10/2023	$1,297,854.45

Loan Combination Custodial Account(s) Balance Moffett Place Google Loan Combination 111 Livingston Street Loan Combination State Farm Data Center Loan Combination Summit Place Wisconsin Loan Combination Parts Consolidation Loan Combination

Prior Distribution Date	01/12/2023	$0.00
Current Distribution Date	02/10/2023	$0.00

REO Account Balance
Prior Distribution Date	01/12/2023	$0.00
Current Distribution Date	02/10/2023	$0.00

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for CD 2017-CD3 Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	01/12/2023	$161,792.54
Current Distribution Date	02/10/2023	$318,233.12

Interest Reserve Account Balance
Prior Distribution Date	01/12/2023	$156,562.56
Current Distribution Date	02/10/2023	$313,006.90

Excess Interest Distribution Account Balance
Prior Distribution Date	01/12/2023	$0.00
Current Distribution Date	02/10/2023	$0.00

Excess Liquidation Proceeds Reserve Account Balance
Prior Distribution Date	01/12/2023	$0.00
Current Distribution Date	02/10/2023	$0.00

Exchangeable Distribution Account Balance
Prior Distribution Date	01/12/2023	$0.00
Current Distribution Date	02/10/2023	$0.00

Item 10. Exhibits.

EXHIBIT INDEX

Exhibit Number             Description

 (a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by CD 2017-CD3 Mortgage Trust, relating to the February 10, 2023 distribution.

(102) Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on February 23, 2023 under Commission File No. 333-207132-10 and incorporated by reference herein).

(103) Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on February 23, 2023 under Commission File No. 333-207132-10 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

/s/ Richard Simpson
Richard Simpson, President

Date: February 23, 2023